Leases (Details) - Schedule of Leases Certain Assets Under Lease Agreements	6 Months Ended
Jun. 30, 2023 USD ($)
Cost
Balance	$ 1,556,404
Balance	2,551,736
Additions	972,182
Effects of currency translation	23,150
Accumulated amortization
Balance	378,709
Net book value	1,177,695
Accumulated depreciation net book value	1,932,258
Depreciation	235,140
Effects of currency translation	5,629
Balance	619,478
Office Equipment [Member]
Cost
Balance	64,226
Balance	65,091
Additions
Effects of currency translation	865
Accumulated amortization
Balance	20,707
Net book value	43,519
Accumulated depreciation net book value	38,041
Depreciation	6,050
Effects of currency translation	293
Balance	27,050
Laboratory Equipment [Member]
Cost
Balance	362,970
Balance	700,148
Additions	331,544
Effects of currency translation	5,634
Accumulated amortization
Balance	77,838
Net book value	285,132
Accumulated depreciation net book value	527,481
Depreciation	93,569
Effects of currency translation	1,260
Balance	172,667
Vehicle [Member]
Cost
Balance	94,008
Balance	147,148
Additions	51,757
Effects of currency translation	1,383
Accumulated amortization
Balance	22,109
Net book value	71,899
Accumulated depreciation net book value	98,260
Depreciation	26,421
Effects of currency translation	358
Balance	48,888
Lab and Office Space [Member]
Cost
Balance	1,035,200
Balance	1,639,349
Additions	588,881
Effects of currency translation	15,268
Accumulated amortization
Balance	258,055
Net book value	777,145
Accumulated depreciation net book value	1,268,476
Depreciation	109,100
Effects of currency translation	3,718
Balance	$ 370,873